Jul. 01, 2021
John Hancock Strategic Income Opportunities Fund - Classes A, C, I, R2 and R6 | John Hancock Strategic Income Opportunities
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). “More information about these and other discounts is available from your financial professional and on pages 22 to 24 of the prospectus under “Sales charge reductions and waivers” or pages 167 to 170 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”

Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Not Sold
John Hancock Strategic Income Opportunities Fund - Class NAV | John Hancock Strategic Income Opportunities
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be: